Freight Costs (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Freight costs	¥ 278,834	$ 40,555	¥ 263,606	¥ 236,190
Cargo and Freight [Member]
Freight costs	1,729	251	4,495	3,406
Shipping and Handling [Member]
Freight costs	¥ 8,441	$ 1,228	¥ 8,527	¥ 8,177